UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (2,796,993)	$ (14,921,782)	$ 3,119,095	$ (7,439,280)	$ 11,475,639
Net income (loss) from discontinued operations, net of tax	(7,869,946)	(4,302,319)	(288,542)	(18,855,185)	2,720,360
Net income (loss) from continuing operations	5,072,953	(10,619,463)	3,407,637	11,415,905	8,755,279
Adjustment to reconcile net (loss)/income to net cash used in operating activities
Depreciation and amortization	7,117	5,740	9,577	12,147	4,474
Amortization of operating lease right-of-use asset			9,726	34,398	52,888
Allowance for doubtful accounts	1,928,708	14,788,061	(1,224,026)	(15,390,030)	27,469,288
Loss on sale of discontinued operation	7,851,720	0
Deferred tax expenses/(benefits)	(6,234,415)	(3,703,105)	772,605	3,677,894	(7,061,293)
Changes in operating assets and liabilities:
Accounts receivable	(19,685,969)	4,820,553	(9,269,454)	72,581,225	(84,856,875)
Inventories	17,732,000	0	(27,172,200)	0	0
Advances to suppliers	(4,431,830)	(2,309,081)	1,872,507	4,370,651	(7,883,145)
Prepayment and other current assets	(1,532,055)	(365,307)	(384,957)	(3,148,581)	(1,322,850)
Accounts payable	2,641	27,000	(7,000,000)	(44,431,668)	50,497,027
Accrued expenses and other payables	(3,054,606)	113,833	765,495	294,939	1,725,216
Income tax payable	589,206	307,348	1,552,412	394,138	14,360,136
Advances from customers		(3,706,627)	(3,706,627)	3,697,928	(21,695,025)
Operating lease liabilities			(8,738)	(104,714)	(53,604)
Net cash used in operating activities from continuing operations	(1,754,530)	(641,048)	(40,376,043)	33,404,232	(20,008,484)
Net cash provided by/(used in) operating activities from discontinued operations	(3,823,293)	50,321	47,487,469	(35,095,950)	2,666,216
Net cash used in operating activities	(5,577,823)	(590,727)	7,111,426	(1,691,718)	(17,342,268)
Cash flows from investing activities
Purchase of property and equipment			0	(1,050)	0
Purchase of intangible asset			0	0	(50,000)
Proceeds from disposal of property and equipment			2,433	0	0
Net cash used in investing activities from continuing operations	0	0	2,433	(1,050)	(50,000)
Net cash used in investing activities from discontinued operations	0	0	113,415	(9,658)	(282,308)
Net cash used in investing activities	0	0	115,848	(10,708)	(332,308)
Cash flows from financing activities
Issuance of Common stock for cash, net of issuance costs	4,789,338	0
Proceeds from related parties	451,300	560,000	962,000	4,384,975	10,000,000
Receipt of financing deposit			0	0	492,490
Repayments to related parties	(479,503)	0	(8,021,693)	(3,160,000)	(2,000,000)
Net cash provided by financing activities from continuing operations	4,761,135	560,000	(7,059,693)	1,224,975	8,492,490
Net cash used in financing activities from discontinued operations	0	(72,493)	(182,558)	97,844	(1,486,746)
Net cash provided by financing activities	4,761,135	487,507	(7,242,251)	1,322,819	7,005,744
Effect of exchange rate changes on cash, cash equivalents and restricted cash	170,568	(264,495)	(407,532)	(2,092,354)	(3,684,350)
Net change in cash, cash equivalents and restricted cash	(646,120)	(367,715)	(422,509)	(2,471,961)	(14,353,182)
Cash, cash equivalents and restricted cash, beginning of the period	1,178,970	1,601,479	1,601,479	4,073,440	18,426,622
Reconciliation of cash, cash equivalents and restricted cash, end of year
Cash, cash equivalents	532,848	1,233,764	1,170,931	1,599,906	4,073,440
Restricted cash	2	0	8,039	1,573	0
Cash, cash equivalents and restricted cash, end of the period	532,850	1,233,764	1,178,970	1,601,479	4,073,440
Supplemental cash flow information
Interest paid			0	0	6,938
Income taxes paid			709	156,842	218,121
Non-cash investing and financing activities
Additions of ROU Assets			0	136,598	416,013
Less cash, cash equivalents and restricted cash of discontinued operations–end of period	0	22,191	8,506	51,393	28,188
Cash, cash equivalents and restricted cash of continuing operations–end of period	532,850	1,211,573	1,170,464	1,550,086	4,045,252
Reconciliation of cash, cash equivalents and restricted cash, beginning of the year
Cash, cash equivalents	1,170,931	1,599,906	1,599,906	4,073,440	18,426,622
Restricted cash	$ 8,039	$ 1,573	$ 1,573	$ 0	$ 0